Share-based Compensation (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Activity) (Details) - Sogou 2010 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		9,753
Number of Shares, Granted		1,704
Number of Shares, Exercised		(4,515)
Number of Shares, Forfeited/Expired		(497)
Number of Shares, Outstanding, Ending Balance		6,445	9,753
Number of Shares, Vested, Ending Balance, and expected to vest thereafter		6,059
Number of Shares, Exercisable, Ending Balance		798
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.462
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.399
Weighted Average Exercise Price, Forfeited/Expired		0.001
Weighted Average Exercise Price, Outstanding, Ending Balance		0.419	$ 0.462
Weighted Average Exercise Price, Vested, Ending balance, and expected to vest thereafter		0.446
Weighted Average Exercise Price, Exercisable, Ending balance, and expected to vest thereafter		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		5 years 3 months 14 days	5 years 6 months 22 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		5 years 3 months 14 days	5 years 6 months 22 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance, and expected to vest thereafter		5 years 1 month 6 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		7 years 1 month 24 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 31,137
Aggregate Intrinsic Value, Vested, Ending balance, and expected to vest thereafter	[1]	29,109
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 4,188

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $5.25 on the last trading day in 2018 and the exercise price of the options.